SUBSEQUENT EVENT (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended
	Sep. 17, 2015	Oct. 31, 2015	Jul. 31, 2014
Stock Issued During Period, Value, New Issues		$ 10,000	$ 130,950
Sale of Stock, Price Per Share		$ 0.10	$ 0.10
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	100,000	100,000	1,437,500
Stock Issued During Period, Value, New Issues	$ 10,000	$ 10	$ 144
Sale of Stock, Price Per Share	$ 0.10